5. GROUP STRUCTURE (Details 10)	12 Months Ended
	Dec. 31, 2019
Argentinian production 10 [member]
Disclosure of joint operations [line items]
Joint operation name	Rio Limay este (Ex Senillosa)	[1]
Location	Neuquen	[1]
Direct participation	85.00%	[1]
Operator name	PAMPA	[1]
Duration up to	2040	[1]
Argentinian production 1 [member]
Disclosure of joint operations [line items]
Joint operation name	Rio Neuquen
Location	Rio Negro and Neuquen
Indirect participation	31.43% and 33.07%
Operator name	YPF
Duration up to	2027/2051
Argentinian production 2 [member]
Disclosure of joint operations [line items]
Joint operation name	Sierra Chata
Location	Neuquen
Direct participation	45.55%
Operator name	PAMPA
Duration up to	2053
Argentinian production 3 [member]
Disclosure of joint operations [line items]
Joint operation name	El Mangrullo
Location	Neuquen
Direct participation	100.00%
Operator name	PAMPA
Duration up to	2053
Argentinian production 4 [member]
Disclosure of joint operations [line items]
Joint operation name	La Tapera - Puesto Quiroga
Location	Chubut
Direct participation	35.67%
Operator name	Tecpetrol
Duration up to	2027
Argentinian production 5 [member]
Disclosure of joint operations [line items]
Joint operation name	El Tordillo
Location	Chubut
Direct participation	35.67%
Operator name	Tecpetrol
Duration up to	2027
Argentinian production 6 [member]
Disclosure of joint operations [line items]
Joint operation name	Aguarague
Location	Salta
Direct participation	15.00%
Operator name	Tecpetrol
Duration up to	2023/2027
Argentinian production 7 [member]
Disclosure of joint operations [line items]
Joint operation name	Gobernador Ayala
Location	Mendoza
Direct participation	22.51%
Operator name	Pluspetrol
Duration up to	2036
Argentinian production 8 [member]
Disclosure of joint operations [line items]
Joint operation name	Anticlinal Campamento
Location	Neuquen
Direct participation	15.00%
Operator name	Oilstone
Duration up to	2026
Argentinian production 9 [member]
Disclosure of joint operations [line items]
Joint operation name	Estacion Fernandez Oro
Location	Rio Negro
Direct participation	15.00%
Operator name	YPF
Duration up to	2026
Argentinian production 11 [member]
Disclosure of joint operations [line items]
Joint operation name	Veta Escondida y Rincon de Aranda
Location	Neuquen
Direct participation	55.00%
Operator name	PAMPA
Duration up to	2027
Argentinian production 12 [member]
Disclosure of joint operations [line items]
Joint operation name	Rincon del Mangrullo
Location	Neuquen
Direct participation	50.00%
Operator name	YPF
Duration up to	2052
Foreign 1 [member]
Disclosure of joint operations [line items]
Joint operation name	Oritupano - Leona	[2]
Location	Venezuela	[2]
Indirect participation	22.00%	[2]
Operator name	PDVSA	[2]
Duration up to	2025	[2]
Foreign 2 [member]
Disclosure of joint operations [line items]
Joint operation name	Acema	[2]
Location	Venezuela	[2]
Indirect participation	34.49%	[2]
Operator name	PDVSA	[2]
Duration up to	2025	[2]
Foreign 3 [member]
Disclosure of joint operations [line items]
Joint operation name	La Concepcion	[2]
Location	Venezuela	[2]
Indirect participation	36.00%	[2]
Operator name	PDVSA	[2]
Duration up to	2025	[2]
Foreign 4 [member]
Disclosure of joint operations [line items]
Joint operation name	Mata	[2]
Location	Venezuela	[2]
Indirect participation	34.49%	[2]
Operator name	PDVSA	[2]
Duration up to	2025	[2]
Argentinian exploration 1 [member]
Disclosure of joint operations [line items]
Joint operation name	Parva Negra Este	[3]
Location	Neuquen	[3]
Direct participation	42.50%	[3]
Operator name	PAMPA	[3]
Duration up to	2019	[3]
Argentinian production 13 [member]
Disclosure of joint operations [line items]
Joint operation name	Chirete
Location	Salta
Direct participation	50.00%
Operator name	High Luck Group Limited
Duration up to	2020/2045
Argentinian exploration 3 [member]
Disclosure of joint operations [line items]
Joint operation name	Rio Atuel
Location	Mendoza
Direct participation	33.33%
Operator name	Petrolera El Trebol
Duration up to	2020
Argentinian exploration 4 [member]
Disclosure of joint operations [line items]
Joint operation name	Borde del Limay	[1]
Location	Neuquen	[1]
Direct participation	85.00%	[1]
Operator name	PAMPA	[1]
Duration up to	2015	[1]
Argentinian exploration 4 [member]
Disclosure of joint operations [line items]
Joint operation name	Los Vertices	[1]
Location	Neuquen	[1]
Direct participation	85.00%	[1]
Operator name	PAMPA	[1]
Duration up to	2015	[1]
Argentinian exploration 5 [member]
Disclosure of joint operations [line items]
Joint operation name	Las Tacanas Norte
Location	Neuquen
Direct participation	90.00%
Operator name	PAMPA
Duration up to	2023

[1]	In the process of being transferred to GyP
[2]	Corresponding to the following stakes: 22% in Petroritupano S.A., 36% in Petrowayu S.A., 34.49% in Petroven-Bras S.A. and 34.49% in Petrokarina S.A (Venezuelan mixed companies) regulating the exploitation of the Oritupano Leona, La Concepcion, Acema and Mata blocks, respectively, and incorporated as a result of the purchase of Petrobras Participaciones S.L.'s capital stock in July 2016, without obtaining the Venezuelan Government's authorizations regarding the change of indirect control. The Company has expressed to the Venezuelan Government authorities its willingness to negotiate the transfer of its shares to Corporacion Venezolana de Petroleo S.A.
[3]	In the process of requesting appraisal